Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets consisted of the following:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Tax recoverable	7,976	9,837	1,356
Loans to third parties	24,581	28,860	3,980
Deposits	1,218	1,138	157
Staff advances	336	434	60
Compensation receivable	842	100	14
Others	399	435	60
Less: expected credit losses	(1,435)	(3,060)	(422)
	33,917	37,744	5,205

Schedule of Allowance for Doubtful Accounts	An analysis of the expected credit losses was as follows:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	-	(1,435)	(198)
Additional allowance for credit losses charged to expense	(1,435)	(1,625)	(224)
Balance at the end of the year	(1,435)	(3,060)	(422)